United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/2011

Date of Reporting Period:  Quarter ended 03/31/2011

Item 1.                      Schedule of Investments

Federated Capital Appreciation Fund II

Portfolio of Investments

March 31, 2011 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 99.1%
		Consumer Discretionary – 11.8%
4,600	[1]	Amazon.com, Inc.	828,598
16,500		Home Depot, Inc.	611,490
42,900		Johnson Controls, Inc.	1,783,353
11,900	[1]	Las Vegas Sands Corp.	502,418
25,000	[1]	Lear Corp.	1,221,750
10,600		McDonald's Corp.	806,554
33,700		Omnicom Group, Inc.	1,653,322
31,400		Starwood Hotels & Resorts Worldwide, Inc.	1,824,968
		TOTAL	9,232,453
		Consumer Staples – 6.2%
22,300		General Mills, Inc.	815,065
30,751		Nestle S.A.	1,762,700
34,600		The Coca-Cola Co.	2,295,710
		TOTAL	4,873,475
		Energy – 19.4%
10,200		Anadarko Petroleum Corp.	835,584
21,100		Baker Hughes, Inc.	1,549,373
25,970		Chevron Corp.	2,789,957
28,300		ConocoPhillips	2,260,038
16,200		Devon Energy Corp.	1,486,674
11,200		EOG Resources, Inc.	1,327,312
24,800		Exxon Mobil Corp.	2,086,424
12,500		Schlumberger Ltd.	1,165,750
73,738	[1]	Weatherford International Ltd.	1,666,479
		TOTAL	15,167,591
		Financials – 16.0%
20,700		American Express Co.	935,640
115,100		Bank of America Corp.	1,534,283
7,900		BlackRock, Inc.	1,587,979
241,700	[1]	Citigroup, Inc.	1,068,314
59,660		J.P. Morgan Chase & Co.	2,750,326
34,700		Lincoln National Corp.	1,042,388
40,100		MetLife, Inc.	1,793,673
57,700		Wells Fargo & Co.	1,829,090
		TOTAL	12,541,693
		Health Care – 9.3%
17,000		Allergan, Inc.	1,207,340
19,600		Cardinal Health, Inc.	806,148
14,750	[1]	Celgene Corp.	848,567
24,300	[1]	Humana, Inc.	1,699,542
24,700	[1]	Mylan Laboratories, Inc.	559,949
70,400		Pfizer, Inc.	1,429,824
7,900		Shire Ltd., ADR	688,090
		TOTAL	7,239,460
1

Shares or Principal Amount			Value
		Industrials – 11.6%
15,800		Caterpillar, Inc.	1,759,330
15,900		Deere & Co.	1,540,551
15,600		Fluor Corp.	1,149,096
8,300		Joy Global, Inc.	820,123
9,800		Precision Castparts Corp.	1,442,364
15,200		Raytheon Co.	773,224
19,000		United Technologies Corp.	1,608,350
		TOTAL	9,093,038
		Information Technology – 17.0%
19,800		Analog Devices, Inc.	779,724
6,150	[1]	Apple, Inc.	2,142,968
33,800		Broadcom Corp., Class A	1,331,044
41,700	[1]	EMC Corp.	1,107,135
1,900	[1]	Google Inc., Class A	1,113,799
8,400		IBM Corp.	1,369,788
58,500		Microsoft Corp.	1,483,560
3,000		Nintendo Corp. Ltd.	810,411
60,400		Oracle Corp.	2,015,548
21,400		Qualcomm, Inc.	1,173,362
		TOTAL	13,327,339
		Materials – 6.8%
9,700		Agrium, Inc.	894,922
5,200		CF Industries Holdings, Inc.	711,308
14,800		Freeport-McMoran Copper & Gold, Inc.	822,140
12,500		Monsanto Co.	903,250
2,600		Potash Corp. of Saskatchewan, Inc.	153,218
31,784	[1]	Solutia, Inc.	807,314
44,700	[1]	Stillwater Mining Co.	1,024,971
		TOTAL	5,317,123
		Telecommunication Services – 1.0%
27,000		Vodafone Group PLC, ADR	776,250
		TOTAL COMMON STOCKS (IDENTIFIED COST $65,329,332)	77,568,422
		Repurchase Agreement – 0.1%
$100,000		Interest in $5,778,000,000 joint repurchase agreement 0.17%, dated 3/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,778,027,285 on 4/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,895,158,546. (AT COST)	100,000
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $65,429,332) [2]	77,668,422
		OTHER ASSETS AND LIABILITIES - NET — 0.8% [3]	629,303
		TOTAL NET ASSETS — 100%	$78,297,725
1	Non-income producing security.
2	At March 31, 2011, the cost of investments for federal tax purposes was $65,429,332. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $12,239,090. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,900,470 and net unrealized depreciation from investments for those securities having an excess of cost over value of $661,380.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

2

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

3

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$70,816,352	$ —	$ —	$70,816,352
International	6,752,070 [1]	—	—	6,752,070
Repurchase Agreement	—	100,000	—	100,000
TOTAL SECURITIES	$77,568,422	$100,000	$ —	$77,668,422

1 Includes $1,801,317 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

4

Federated Capital Income Fund II

Portfolio of Investments

March 31, 2011 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 37.4%
		Consumer Discretionary – 1.0%
3,485		Cinemark Holdings, Inc.	67,435
2,440		Genuine Parts Co.	130,882
5,655		Leggett and Platt, Inc.	138,547
3,115		National CineMedia, Inc.	58,157
10,025		Regal Entertainment Group	135,338
		TOTAL	530,359
		Consumer Staples – 4.5%
13,525		Altria Group, Inc.	352,056
1,640		British American Tobacco PLC, ADR	132,824
2,595		ConAgra Foods, Inc.	61,631
34,195		Foster's Group Ltd., Sponsored ADR	200,383
6,875		Heinz (H.J.) Co.	335,637
5,160		Imperial Tobacco Group PLC, ADR	320,746
3,805		Kimberly-Clark Corp.	248,352
5,650		Philip Morris International, Inc.	370,809
11,515		Reynolds American, Inc.	409,128
		TOTAL	2,431,566
		Energy – 5.6%
12,015		ARC Resources Ltd.	326,555
5,915		Baytex Energy Corp.	345,870
10,905		Bonavista Energy Corp.	337,442
2,520		Chevron Corp.	270,724
5,025		ConocoPhillips	401,297
6,930		Crescent Point Energy Corp.	336,314
3,660		Royal Dutch Shell PLC	266,668
3,515		Seadrill Ltd.	126,786
3,940		Ship Finance International Ltd.	81,676
3,255		Total SA, ADR	198,457
6,535		Vermilion Energy, Inc.	340,602
		TOTAL	3,032,391
		Financials – 6.7%
4,110		American Campus Communities, Inc.	135,630
17,395		Brandywine Realty Trust	211,175
7,220		CBL & Associates Properties, Inc.	125,772
7,320		Cincinnati Financial Corp.	240,096
7,645	[1]	CommonWealth REIT	198,541
4,095		Entertainment Properties Trust	191,728
10,850		Equity One, Inc.	203,654
7,295		Government Properties Income Trust	195,944
2,750		Health Care REIT, Inc.	144,210
19,110		Hospitality Properties Trust	442,396
4,035		Mack-Cali Realty Corp.	136,786
5,460		Mercury General Corp.	213,650
4,815		National Retail Properties, Inc.	125,816
13,645		Old Republic International Corp.	173,155
1

Principal Amount or Shares			Value
8,705		Omega Healthcare Investors	194,470
7,145		PNC Financial Services Group	450,064
8,895		Senior Housing Properties Trust	204,941
2,095		Sun Life Financial Services of Canada	65,846
		TOTAL	3,653,874
		Health Care – 4.4%
1,105		Abbott Laboratories	54,200
2,760		AstraZeneca Group PLC, ADR	127,291
5,135		Bayer AG, ADR	399,092
12,056		Bristol-Myers Squibb Co.	318,640
8,080		GlaxoSmithKline PLC, ADR	310,353
7,505		Lilly (Eli) & Co.	263,951
10,660		Merck & Co., Inc.	351,887
29,100		Pfizer, Inc.	591,021
		TOTAL	2,416,435
		Industrials – 2.8%
6,120		BAE Systems PLC, ADR	128,153
7,975		Deluxe Corp.	211,656
10,995		Donnelley (R.R.) & Sons Co.	208,025
36,940		General Electric Co.	740,647
5,140		Pitney Bowes, Inc.	132,047
1,780		United Parcel Service, Inc.	132,290
		TOTAL	1,552,818
		Information Technology – 1.7%
1,315		International Business Machines Corp.	214,437
5,130		Maxim Integrated Products, Inc.	131,328
3,660		Microchip Technology, Inc.	139,117
6,885		Microsoft Corp.	174,603
12,695		Nokia Oyj, ADR, Class A	108,034
4,185		Paychex, Inc.	131,242
		TOTAL	898,761
		Materials – 1.1%
1,605		BASF SE, ADR	139,314
5,880		CRH PLC ADR	136,534
2,430		MeadWestvaco Corp.	73,702
5,910		RPM International, Inc.	140,244
3,100		Southern Copper Corp.	124,837
		TOTAL	614,631
		Telecommunication Services – 5.2%
23,079		AT&T, Inc.	706,217
11,345		BCE, Inc.	412,277
10,475		CenturyLink, Inc.	435,236
19,425	[1]	Deutsche Telekom AG-ADR	299,534
7,475		NTT Docomo, Inc. — Spon. ADR	131,485
5,775		Nippon Telegraph & Telephone Corp., ADR	129,880
10,835		Verizon Communications	417,581
11,350		Vodafone Group PLC, ADR	326,313
		TOTAL	2,858,523
2

Principal Amount or Shares			Value
		Utilities – 4.4%
6,900		Ameren Corp.	193,683
15,455		CMS Energy Corp.	303,536
8,130		CenterPoint Energy, Inc.	142,763
8,810		DPL, Inc.	241,482
2,755		DTE Energy Co.	134,885
2,505		Entergy Corp.	168,361
1,685		FirstEnergy Corp.	62,497
2,665		Integrys Energy Group, Inc.	134,609
6,685		National Grid PLC, ADR	321,147
9,650		NiSource, Inc.	185,087
3,445		Pepco Holdings, Inc.	64,249
3,230		SCANA Corp.	127,165
10,175		Scottish & Southern Energy PLC, ADR	208,282
3,460		Southern Co.	131,861
		TOTAL	2,419,607
		TOTAL COMMON STOCKS (IDENTIFIED COST $18,142,893)	20,408,965
		PREFERRED STOCKS – 9.9%
		Consumer Discretionary – 0.4%
3,900	[1]	Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014	199,212
		Consumer Staples – 1.1%
5,755		Archer-Daniels-Midland Co, Conv. Bond, 6.25%, 6/01/2011	259,838
2,000		Bunge Ltd., Pfd., Conv. Pfd.	209,800
10,705	[1,2,3]	Dole Food Automatic Exch, Conv. Pfd., 7.00%, 11/01/2012	137,024
		TOTAL	606,662
		Energy – 0.8%
2,900		Apache Corp., Conv. Pfd., 6.00%, 8/1/2013	205,494
4,800		El Paso Energy Capital Trust, Conv. Pfd., 4.75%, 3/31/2028	212,400
		TOTAL	417,894
		Financials – 6.7%
8,180		Citigroup, Inc., Conv. Pfd., 7.50%, 12/15/2012	1,034,770
7,300	[1]	Hartford Financial, Conv. Bond, 7.25%, 4/1/2013	190,384
12,300	[1]	Legg Mason Inc., Conv. Pfd, 7.00%, 06/30/2011	401,595
3,700	[1]	New York Community Bancorp, Inc., Conv. Pfd, 6.00%, 11/01/2051	186,850
6,530		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013	347,657
250	[1]	Wells Fargo Co, 7.50%, Series L, PFD	258,800
3,500	[1]	Wintrust Financial Corp., Conv Pfd., 7.50% 12/15/2013	205,450
31,060		XL Capital, Ltd., Conv. Pfd, 10.75%, 8/15/2011	1,044,859
		TOTAL	3,670,365
		Utilities – 0.9%
6,700		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029	326,960
3,030		Great Plains Energy, Inc., Conv. Pfd, 12.0%, 06/15/2012	195,586
		TOTAL	522,546
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $5,133,617)	5,416,679
		Adjustable Rate Mortgages – 0.5%
$148,517		Federal Home Loan Mortgage Corp., 4.750%, 3/1/2034	157,347
95,717		Federal National Mortgage Association, 5.780%, 9/1/2037	102,388
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $240,466)	259,735
3

Principal Amount or Shares			Value
		Corporate Bonds – 6.2%
		Banking – 0.2%
$100,000	[2,3]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 09/16/2020	95,000
		Broadcast Radio & TV – 0.4%
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 01/15/2040	216,186
		Building Materials – 0.3%
150,000	[2,3]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 03/30/2020	163,500
		Cable & Wireless Television – 0.3%
150,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.500%, 01/27/2020	172,500
		Conglomerates – 0.4%
200,000		Votorantim, Series REGS, 6.625%, 9/25/2019	211,000
		Marine – 0.3%
125,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	125,062
		Metals & Mining – 0.2%
100,000	[2,3]	Bumi Investment PTE Ltd. , Company Guarantee, Series 144A, 10.750%, 10/06/2017	113,380
		Mortgage Banks – 0.3%
150,000	[2,3]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.250%, 04/14/2015	161,625
		Oil & Gas – 2.0%
200,000		Ecopetrol SA, Note, 7.625%, 07/23/2019	231,500
82,803		Gazprom International SA, Series REGS, 7.201%, 02/01/2020	90,151
250,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 04/28/2034	310,625
150,000		PEMEX, Company Guarantee, Series WI, 8.000%, 5/03/2019	180,351
250,000		Petrobras, Company Guarantee, 7.875%, 3/15/2019	294,487
		TOTAL	1,107,114
		Telecommunications & Cellular – 0.7%
100,000	[2]	Digicel Ltd., Sr. Note, Series 144A, 8.250%, 09/01/2017	106,500
200,000	[2,3]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.000%, 10/19/2025	186,007
100,000	[2,3]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.000%, 10/01/2017	104,250
		TOTAL	396,757
		Utilities – 1.1%
150,000	[2,3]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	145,989
260,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 01/20/2020	293,371
150,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	170,987
		TOTAL	610,347
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,160,192)	3,372,471
		Governments/Agencies – 13.5%
		Sovereign – 13.5%
260,189		Argentina, Government of, Note, Series $dis, 8.280%, 12/31/2033	231,958
1,500,000		Argentina, Government of, Note, Series $GDP, 3.169, 12/15/2035	174,750
400,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/03/2015	376,000
70,000		Brazil, Government of, Bond, 8.250%, 01/20/2034	93,100
184,333		Brazil, Government of, Note, 8.000%, 01/15/2018	217,974
200,000		Brazil, Government of, Unsub., 11.000%, 08/17/2040	269,800
300,000		Colombia, Government of, Note, 7.375%, 01/27/2017	355,500
350,000	[2,3]	Indonesia, Government of, Series 144A, 8.500%, 10/12/2035	452,375
400,000		Indonesia, Government of, Series REGS, 6.625%, 02/17/2037	429,960
400,000		Panama, Government of, 6.700%, 01/26/2036	447,190
386,000		Peru, Government of, 6.550%, 03/14/2037	418,231
250,000		Peru, Government of, Sr. Unsecd. Note, Series REGS, 7.840%, 08/12/2020	95,598
868,150		Russia, Government of, Unsub., Series REGS, 7.500%, 03/31/2030	1,014,737
4

Principal Amount or Shares			Value
$100,000		South Africa, Government of, Sr. Unsecd. Note, 6.875%, 05/27/2019	116,113
100,000	[2,3]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	97,750
350,000		Turkey, Government of, 7.000%, 9/26/2016	397,775
150,000		Turkey, Government of, Note, 7.375%, 2/05/2025	173,625
500,000		United Mexican States, Note, 5.125%, 01/15/2020	521,694
350,000		Uruguay, Government of, 7.625%, 3/21/2036	420,000
100,000		Uruguay, Government of, Note, 8.000%, 11/18/2022	125,250
900,000		Venezuela, Government of, 9.375%, 01/13/2034	612,000
480,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	293,592
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $6,530,025)	7,334,972
		Mortgage-Backed Securities – 7.3%
		Federal Home Loan Mortgage Corporation – 6.7%
256,686		Federal Home Loan Mortgage Corp. Pool A56495, 5.500%, 30 Year, 1/1/2037	274,043
127,772		Federal Home Loan Mortgage Corp. Pool A65290, 6.500%, 30 Year, 9/1/2037	142,805
250,000		Federal Home Loan Mortgage Corp. Pool A88194, 5.500%, 30 Year, 9/1/2039	266,241
249,999		Federal Home Loan Mortgage Corp. Pool A93460, 5.000%, 30 Year, 8/1/2040	260,723
500,000		Federal Home Loan Mortgage Corp. Pool A96160, 4.500%, 30 Year, 1/1/2041	507,745
400,000		Federal Home Loan Mortgage Corp. Pool A96406, 4.000%, 30 Year, 1/1/2041	392,551
500,000		Federal Home Loan Mortgage Corp. Pool C03424, 6.000%, 30 Year, 10/1/2039	542,140
232,158		Federal Home Loan Mortgage Corp. Pool C03517, 4.500%, 30 Year, 9/1/2040	235,755
149,674		Federal Home Loan Mortgage Corp. Pool G04468, 5.000%, 30 Year, 7/1/2038	156,095
250,000		Federal Home Loan Mortgage Corp. Pool G08402, 5.000%, 30 Year, 6/1/2040	260,724
98,774		Federal Home Loan Mortgage Corp. Pool G18264, 5.000%, 15 Year, 7/1/2023	104,770
248,627		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 3/1/2023	260,689
250,000		Federal Home Loan Mortgage Corp. Pool J14732, 4.000%, 15 Year, 3/1/2026	256,893
		TOTAL	3,661,174
		Federal National Mortgage Association – 0.6%
302,916		Federal National Mortgage Association Pool AD1998, 5.000%, 30 Year, 1/1/2040	316,679
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,915,614)	3,977,853
		Purchased CALL Options – 0.0%
2,300,000		EURO PUT/USD CALL, Exercise Price $1.15, Expiration Date 12/30/2011	11,270
2,300,000		GBP PUT/USD CALL, Exercise Price $1.35, Expiration Date 12/30/2011	11,960
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $41,688)	23,230
		MUTUAL FUND – 21.0%
1,723,478	[4]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $10,057,990)	11,461,132
		Repurchase Agreement – 3.7%
2,018,000		Interest in $5,778,000,000 joint repurchase agreement 0.17%, dated 3/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,778,027,285 on 4/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,895,158,546. (AT COST)	2,018,000
		TOTAL INVESTMENTS — 99.5% (IDENTIFIED COST $49,240,485) [5]	54,273,037
		OTHER ASSETS AND LIABILITIES - NET — 0.5% [6]	297,392
		TOTAL NET ASSETS — 100%	$54,570,429

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2011, these restricted securities amounted to $2,074,025, which represented 3.8% of total net assets.

5

3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2011, these liquid restricted securities amounted to $1,967,525, which represented 3.6% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at March 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Digicel Ltd., Sr. Note, Series 144A, 8.250%, 09/01/2017	11/23/2009	$98,625	$106,500
4	Affiliated holding.
5	At March 31, 2011, the cost of investments for federal tax purposes was $49,244,761. The net unrealized appreciation of investments for federal tax purposes was $5,028,276. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,381,097 and net unrealized depreciation from investments for those securities having an excess of cost over value of $352,821.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

6

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$14,151,107	$ —	$ —	$14,151,107
International	6,257,858	—	—	6,257,858
Preferred Stock
Domestic	4,024,996	137,024	—	4,162,020
International	1,254,659	—	—	1,254,659
Debt Securities:
Adjustable Rate Mortgages	—	259,735	—	259,735
Corporate Bonds	—	3,372,471	—	3,372,471
Governments/Agencies	—	7,334,972	—	7,334,972
Mortgage-Backed Securities	—	3,977,853	—	3,977,853
Purchased Call Options	—	23,230	—	23,230
Mutual Fund	11,461,132	—	—	11,461,132
Repurchase Agreement	—	2,018,000	—	2,018,000
TOTAL SECURITIES	$37,149,752	$17,123,285	$ —	$54,273,037

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

7

Federated High Income Bond Fund II

Portfolio of Investments

March 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 96.7%
		Aerospace/Defense – 1.7%
$600,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	618,750
575,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 10.50%, 11/1/2015	612,375
650,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	698,750
125,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	92,187
275,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	290,125
518,656	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	569,225
1,225,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 7.75%, 12/15/2018	1,321,469
		TOTAL	4,202,881
		Automotive – 4.7%
405,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	462,206
125,000	[1,2]	Affinia Group, Inc., Sr. Sub. Note, Series 144A, 9.00%, 11/30/2014	129,375
350,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, Series 144A, 9.25%, 1/15/2017	390,250
475,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	536,750
425,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	459,000
100,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	100,000
100,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	100,500
600,000	[1,2]	Exide Technologies, Sr. Secd. Note, Series 144A, 8.625%, 2/1/2018	643,500
275,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	293,215
250,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	270,464
400,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	444,809
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	266,830
2,425,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	2,752,717
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	286,452
2,400,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	684,000
100,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	109,250
100,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	110,500
275,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	306,281
600,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	654,000
625,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	693,750
250,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	281,250
450,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	468,000
150,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	160,875
427,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	478,240
375,000	[1,2]	United Components, Inc., Sr. Note, Series 144A, 8.625%, 2/15/2019	395,625
		TOTAL	11,477,839
		Building Materials – 1.6%
100,000	[1,2]	American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	107,250
225,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, Series 144A, 9.125%, 11/1/2017	241,312
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	313,500
250,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	257,500
900,000		Norcraft Cos. LLC, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	966,375
296,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	294,520
400,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 10.00%, 12/1/2018	433,000
626,111		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	665,243

Principal Amount or Shares			Value
$500,000	[1,2]	Ply Gem Industries, Inc., Sr. Secd. Note, Series 144A, 8.25%, 2/15/2018	516,250
		TOTAL	3,794,950
		Chemicals – 3.4%
150,000	[1,2]	Celanese Corp., Company Guarantee, Series 144A, 6.625%, 10/15/2018	154,875
325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	355,875
225,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	239,625
875,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	929,688
425,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, Series 144A, 9.00%, 11/15/2020	441,734
700,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	691,250
625,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	684,375
500,000	[1,2]	Huntsman International LLC, Sr. Sub. Note, Series 144A, 8.625%, 3/15/2021	547,500
400,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	436,000
500,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 9.00%, 1/15/2021	518,125
300,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	329,250
100,000	[1,2]	Nalco Co., Sr. Note, Series 144A, 6.625%, 1/15/2019	103,375
50,000	[1,2]	Omnova Solutions, Inc., Sr. Note, Series 144A, 7.875%, 11/1/2018	50,875
350,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	383,250
100,000	[1,2]	Polymer Group, Inc., Sr. Secd. Note, Series 144A, 7.75%, 2/1/2019	103,625
625,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	690,625
450,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	490,500
650,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	694,223
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	248,606
250,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	268,125
		TOTAL	8,361,501
		Construction Machinery – 1.0%
250,000	[1,2]	Case New Holland, Sr. Note, Series 144A, 7.875%, 12/1/2017	279,062
304,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	319,960
325,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	372,125
250,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	286,250
200,000	[1,2]	RSC Equipment Rental, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 2/1/2021	209,000
900,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	945,000
		TOTAL	2,411,397
		Consumer Products – 4.6%
775,000		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	903,844
425,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	457,938
975,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	1,101,750
875,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	938,437
550,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	604,312
315,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	344,925
475,000	[1,2]	Prestige Brands Holdings, Inc., Company Guarantee, Series 144A, 8.25%, 4/1/2018	503,500
500,000	[1,2]	Scotts Miracle-Gro Co., Sr. Note, Series 144A, 6.625%, 12/15/2020	515,625
1,350,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,370,250
1,050,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	1,137,937
1,151,690		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	1,289,893
250,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, Series 144A, 9.50%, 6/15/2018	276,875
1,750,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,898,750
		TOTAL	11,344,036
		Energy – 5.5%
925,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	975,875

Principal Amount or Shares			Value
$1,050,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,071,000
125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	129,219
725,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	750,375
825,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	942,562
525,000	[1,2]	Chaparral Energy Inc., Company Guarantee, Series 144A, 9.875%, 10/1/2020	585,375
925,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,003,625
200,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	249,000
26,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	26,845
400,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	448,000
450,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	475,312
650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	689,000
300,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	305,625
450,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	474,750
275,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	279,125
350,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	359,625
249,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	279,503
125,000	[1,2]	Frac Tech Services LLC, Company Guarantee, Series 144A, 7.125%, 11/15/2018	128,438
775,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, Series 144A, 7.75%, 11/1/2015	806,000
400,000	[1,2]	Linn Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	446,000
300,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 2/1/2021	321,750
500,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	508,750
650,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	683,312
925,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	957,375
125,000	[1,2]	Petrohawk Energy Corp., Company Guarantee, Series 144A, 7.25%, 8/15/2018	129,375
450,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	490,267
		TOTAL	13,516,083
		Entertainment – 1.7%
900,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 9.125%, 8/1/2018	981,000
925,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	1,015,187
775,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
150,000	[1,2]	Palace Entertainment Holdings LLC, Sr. Secd. Note, Series 144A, 8.875%, 4/15/2017	154,125
450,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	485,438
850,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	958,375
625,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	683,594
		TOTAL	4,277,719
		Financial Institutions – 6.1%
525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	574,875
925,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,009,406
425,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	466,969
250,000	[1,2]	Ally Financial, Inc., Company Guarantee, Series 144A, 7.50%, 9/15/2020	267,813
1,500,000	[1,2]	Ally Financial, Inc., Series 144A, 6.25%, 12/1/2017	1,530,000
5,050,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	5,068,937
600,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	661,500
2,100,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	2,367,750
250,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	274,375
125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	141,563
550,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	550,000
1,800,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	1,858,500
		TOTAL	14,771,688

Principal Amount or Shares			Value
		Food & Beverage – 4.0%
$1,425,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	1,492,687
500,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.804%, 2/1/2015	497,500
500,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	541,250
375,000	[1,2]	Blue Merger Sub, Inc., Sr. Note, Series 144A, 7.625%, 2/15/2019	382,031
125,000	[1,2]	Darling International, Inc., Company Guarantee, Series 144A, 8.50%, 12/15/2018	136,563
1,075,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,030,656
850,000	[1,2]	Dean Foods Co., Sr. Note, Series 144A, 9.75%, 12/15/2018	876,563
1,200,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	1,317,000
1,050,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	1,101,187
600,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	646,500
100,000		Reddy Ice Corp., Sr. Secd. Note, 11.25%, 3/15/2015	104,750
825,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	891,000
700,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	756,000
		TOTAL	9,773,687
		Gaming – 4.8%
650,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	694,688
575,000	[1,2]	Ameristar Casinos, Inc., 7.50%, Series 144A, 4/15/2021	577,875
1,050,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	1,158,937
1,100,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	1,127,500
1,250,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,426,562
1,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	1,141,875
2,200,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	2,090,000
100,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	115,000
200,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	230,000
225,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	247,781
875,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	964,688
325,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	348,563
600,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, Series 144A, 9/15/2013	603,000
825,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	816,519
150,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	159,375
		TOTAL	11,702,363
		Health Care – 8.6%
900,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	963,000
400,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	419,500
975,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,050,562
225,000		Bio-Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	250,313
2,250,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	2,520,000
1,075,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	1,093,812
425,000	[1,2]	Grifols SA, Sr. Note, Series 144A, 8.25%, 2/1/2018	438,281
350,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, Series 144A, 7.75%, 5/15/2021	366,625
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	668,813
3,765,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	4,066,200
1,175,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,263,125
1,050,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	1,081,500
200,000	[1,2]	STHI Holding Corp., Series 144A, 8.00%, 3/15/2018	208,000
1,075,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,142,187
250,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.83406%, 6/1/2015	243,750
950,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	996,312
1,795,625		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	1,907,852

Principal Amount or Shares			Value
$1,225,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,260,219
1,075,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,140,242
		TOTAL	21,080,293
		Industrial - Other – 4.8%
550,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	607,750
275,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	294,594
250,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, Series 144A, 9.875%, 1/1/2018	268,125
275,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, Series 144A, 11.50%, 7/1/2013	239,250
500,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	556,875
525,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	540,094
700,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	738,500
325,000	[1,2]	Dresser-Rand Group, Inc., Sr. Sub., Series 144A, 6.50%, 5/1/2021	336,781
875,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	906,719
225,000	[1,2]	Griffon Corp., Company Guarantee, Series 144A, 7.125%, 4/1/2018	230,063
650,000	[1,2]	International Wire Group, Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	693,062
1,150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	1,144,250
700,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	726,250
375,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	419,063
575,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	564,937
825,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	895,125
725,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	802,031
650,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	663,000
500,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	557,500
250,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	278,750
150,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	162,750
		TOTAL	11,625,469
		Media - Cable – 1.6%
175,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	183,313
250,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	262,500
425,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	453,687
100,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	109,250
450,000		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	541,125
375,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	386,250
200,000	[1,2]	Charter Communications Holdings II, Sr. Note, Series 144A, 7.00%, 1/15/2019	205,500
400,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	446,000
1,075,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	1,228,187
		TOTAL	3,815,812
		Media - Non-Cable – 7.2%
125,000	[1,2]	Citadel Broadcasting Corp., Company Guarantee, Series 144A, 7.75%, 12/15/2018	136,094
375,000	[1,2]	Clear Channel Communications, Inc., Gtd. Note, Series 144A, 9.00%, 3/1/2021	375,937
850,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	936,062
125,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	137,188
250,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	267,500
975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	1,092,000
1,575,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	11,813
800,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.25%, 4/1/2019	805,000
525,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.50%, 4/1/2021	528,937
1,425,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	1,526,531
450,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Note, Series 144A, 8.50%, 11/1/2019	486,000

Principal Amount or Shares			Value
$275,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	296,313
975,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	999,375
300,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	307,500
1,075,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	1,209,375
1,300,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, Series 144A, 11.375%, 11/15/2014	1,163,500
981,391		Nexstar Broadcasting Group, Inc., Company Guarantee, 0.5/7.00%, 1/15/2014	959,310
350,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	343,438
455,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	538,037
537,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	635,002
250,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, Series 144A, 7.75%, 10/15/2018	269,375
650,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	672,750
950,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,068,750
750,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	847,500
1,625,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,679,844
275,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	291,500
		TOTAL	17,584,631
		Metals & Mining – 0.2%
750,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	75
625,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
525,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	557,156
		TOTAL	557,231
		Packaging & Containers – 2.9%
400,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	435,000
325,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	325,000
350,000	[1,2]	Bway Holding Co., Sr. Note, Series 144A, 10.00%, 6/15/2018	386,750
850,000	[1,2]	Bway Holding Co., Sr. PIK Deb., Series 144A, 10.12%, 11/1/2015	879,750
275,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	300,438
200,000	[1,2]	Crown Americas, LLC, Sr. Note, Series 144A, 6.25%, 2/1/2021	204,500
725,000		Graham Packaging Co., Company Guarantee, 8.25%, 1/1/2017	781,187
500,000		Graham Packaging Co., Company Guarantee, 8.25%, 10/1/2018	538,750
125,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	137,188
575,000	[1,2]	Packaging Dynamics Corp., Series 144A, 8.75%, 2/1/2016	590,813
775,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	788,562
300,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	312,000
200,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	206,000
975,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	1,035,937
250,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, 8.25%, Series 144A, 2/15/2021	248,750
		TOTAL	7,170,625
		Paper – 1.4%
175,000		Boise Paper Holdings, LLC, Company Guarantee, 8.00%, 4/1/2020	189,875
375,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	418,125
300,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	318,000
100,000	[1,2]	Clearwater Paper Corp., Sr. Note, Series 144A, 7.125%, 11/1/2018	105,250
175,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	198,625
225,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	250,875
200,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	215,250
770,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	791,175
800,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	884,000
		TOTAL	3,371,175

Principal Amount or Shares			Value
		Restaurants – 1.7%
$1,175,000	[1,2]	DineEquity Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/30/2018	1,280,750
931,000	[1,2]	Dunkin' Finance Corp., Sr. Note, Series 144A, 9.625%, 12/1/2018	953,111
1,125,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	1,155,938
850,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.8095%, 3/15/2014	833,000
		TOTAL	4,222,799
		Retailers – 5.3%
500,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	578,750
750,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	817,500
825,000	[1,2]	Gymboree Corp., Sr. Note, 9.125%, Series 144A, 12/1/2018	804,375
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	239,375
725,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	735,875
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	835,563
225,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	230,625
125,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	125,000
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	203,000
1,000,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, 9.25%, Series 144A, 12/1/2018	1,075,000
550,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	580,250
400,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	422,000
1,425,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,556,812
1,750,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,870,312
1,125,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	1,282,500
1,275,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	1,324,406
275,000	[1,2]	YCC Holdings LLC, Sr. Note, Series 144A, 10.25%, 2/15/2016	278,438
		TOTAL	12,959,781
		Services – 2.3%
475,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	542,688
900,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	974,250
12,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	12,705
1,250,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	1,296,875
575,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	633,937
1,275,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,377,000
725,000	[1,2]	West Corp., Sr. Note, Series 144A, 7.875%, 1/15/2019	740,406
		TOTAL	5,577,861
		Technology – 10.5%
1,375,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,423,125
350,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	361,375
525,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	548,625
1,000,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	1,020,000
850,000	[1,2]	Aspect Software, Inc., Sr. Note, Series 144A, 10.625%, 5/15/2017	913,750
1,600,000	[1,2]	CDW Escrow Corp., Sr. Note, Series 144A, 8.50%, 4/1/2019	1,606,000
375,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	391,875
625,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	656,250
1,300,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	1,412,125
125,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	136,094
250,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	274,375
700,000	[1,2]	Freescale Semiconductor, Inc., Series 144A, 10.75%, 8/1/2020	789,250
1,075,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,182,500
1,125,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	1,150,312
700,000	[1,2]	Interactive Data Corp., Sr. Note, Series 144A, 10.25%, 8/1/2018	789,250

Principal Amount or Shares			Value
$700,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	792,750
725,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	758,531
825,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	926,063
1,200,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,269,000
390,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	405,113
200,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	208,000
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	1,027,406
1,100,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	1,029,875
750,000	[1,2]	Spansion, Inc., Company Guarantee, Series 144A, 7.875%, 11/15/2017	766,875
1,000,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	1,075,000
425,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	468,031
275,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, Series 144A, 7.375%, 11/15/2018	282,563
250,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, Series 144A, 7.625%, 11/15/2020	258,125
1,425,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,499,812
700,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, Series 144A, 9.125%, 1/15/2019	745,500
325,000	[1,2]	Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	372,938
350,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	394,625
575,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	652,625
		TOTAL	25,587,738
		Transportation – 1.3%
825,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	868,313
575,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	638,250
75,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	82,875
425,000	[1,2]	Hertz Corp., Company Guarantee, Series 144A, 6.75%, 4/15/2019	423,406
276,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	284,280
500,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 10/15/2018	520,000
400,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	436,000
		TOTAL	3,253,124
		Utility - Electric – 2.4%
825,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	858,000
725,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	566,406
850,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	726,750
239,985	[1,2]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	230,093
675,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 8.25%, 9/1/2020	705,375
1,000,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,037,500
125,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2018	129,844
1,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	1,133,137
1,000,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	590,000
		TOTAL	5,977,105
		Utility - Natural Gas – 3.6%
1,250,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,303,125
1,175,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	1,286,625
900,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	983,250
250,000	[1,2]	Ferrellgas, L.P., Sr. Note, Series 144A, 6.50%, 5/1/2021	243,750
625,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	625,000
1,125,000	[1,2]	Inergy LP, Sr. Note, Series 144A, 6.875%, 8/1/2021	1,174,219
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	360,500
975,000		Niska Gas Storage US, LLC, Company Guarantee, Series WI, 8.875%, 3/15/2018	1,065,187
375,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	428,438

Principal Amount or Shares			Value
$300,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	321,000
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	765,000
250,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	268,750
		TOTAL	8,824,844
		Wireless Communications – 3.7%
575,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	677,062
375,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	392,438
950,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	997,500
425,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	452,625
975,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	976,219
350,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	376,250
1,800,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	1,815,750
1,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	2,023,125
1,300,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	1,311,375
		TOTAL	9,022,344
		Wireline Communications – 0.1%
125,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	135,469
		TOTAL CORPORATE BONDS (IDENTIFIED COST $223,663,260)	236,400,445
		COMMON STOCKS – 0.0%
		Metals & Mining – 0.0%
23,013	[1,3,5]	Royal Oak Mines, Inc.	558
		Other – 0.0%
71	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $593,172)	558
		PREFERRED STOCK – 0.3%
		Financial Institutions – 0.3%
700	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend, 7.00% (IDENTIFIED COST $220,345)	651,394
		Repurchase Agreement – 1.7%
4,310,000		Interest in $5,778,000,000 joint repurchase agreement 0.17%, dated 3/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,778,027,285 on 4/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,895,158,546. (AT COST)	4,310,000
		TOTAL INVESTMENTS — 98.7% (IDENTIFIED COST $228,786,777) [6]	241,362,397
		OTHER ASSETS AND LIABILITIES - NET — 1.3% [7]	3,071,358
		TOTAL NET ASSETS — 100%	$244,433,755
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2011, these restricted securities amounted to $81,299,518, which represented 33.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2011, these liquid restricted securities amounted to $78,779,335, which represented 32.2% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at March 31, 2011, is as follows:
Security	Acquisition Date	Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$590,616	$0
Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	3/6/2009 – 1/5/2010	$559,448	$677,062
Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	2/6/2009 – 5/1/2009	$273,000	$392,438
Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	2/22/2007 – 5/2/2008	$922,621	$997,500
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009 – 12/2/2009	$418,688	$452,625
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$737,477	$0
Royal Oak Mines, Inc.	2/24/1999	$2,557	$558
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	At March 31, 2011, the cost of investments for federal tax purposes was $228,266,610. The net unrealized appreciation of investments for federal tax purposes was $13,095,787. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,333,641 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,237,854.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$236,400,370	$75	$236,400,445
Equity Securities:
Common Stock
Domestic	—	—	0	0
International	—	—	558	558
Preferred Stock
Domestic	—	651,394	—	651,394
Repurchase Agreement	—	4,310,000	—	4,310,000
TOTAL SECURITIES	$ —	$241,361,764	$633	$241,362,397

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Corporate Bond Securities	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities
Balance as of January 1, 2011	$0	$0	$544
Change in unrealized appreciation/depreciation	(4,869)	—	14
Transfers in and/or out of Level 3	4,944 [1]	—	—
Balance as of March 31, 2011	$75	$0	$558
The total change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2011	$(4,869)	$ —	$14
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of the securities at the beginning of the period.

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

Federated Kaufmann Fund II

Portfolio of Investments

March 31, 2011 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 96.9%
		Consumer Discretionary – 8.7%
33,800		Bharat Forge Ltd.	262,245
13,390	[1]	Cheesecake Factory, Inc.	402,905
161,675		Cia Hering	2,970,784
37,740		Ctrip.com International Ltd., ADR	1,565,833
751,370	[1]	Genting Singapore PLC	1,221,982
192,631		Golden Eagle Retail Group Ltd.	418,518
461,747	[1]	L'Occitane International SA	1,137,368
19,800	[1]	Las Vegas Sands Corp.	835,956
51,321		National CineMedia, Inc.	958,163
1,200	[1]	Pandora A/S	61,241
218,650		Parkson Retail Group Ltd.	300,770
23,602	[1]	Penn National Gaming, Inc.	874,690
345		Rakuten, Inc.	310,243
140,262		Restoque Comercio e Confeccoes de Roupas SA	1,477,663
310,234	[1]	Sands China Ltd.	692,373
1,455	[1]	Shutterfly, Inc.	76,184
12,500	[1]	Vera Bradley, Inc.	527,625
12,548	[1]	Visteon Corp.	784,124
4,800		Wynn Resorts Ltd.	610,800
42,726	[1]	Yoox SpA	593,402
		TOTAL	16,082,869
		Consumer Staples – 2.4%
27,600	[1]	Darling International, Inc.	424,212
15,045		Drogasil S.A.	117,585
183,394	[1]	Hypermarcas SA	2,426,307
21,700		Philip Morris International, Inc.	1,424,171
10,107	[1]	United Breweries Co., Inc.	109,671
		TOTAL	4,501,946
		Energy – 4.0%
11,100		Apache Corp.	1,453,212
20,533		Canadian Natural Resources Ltd.	1,014,946
7,450	[1]	Concho Resources, Inc.	799,385
12,200	[1]	Dresser-Rand Group, Inc.	654,164
8,800		EOG Resources, Inc.	1,042,888
12,895		Pioneer Natural Resources, Inc.	1,314,258
25,866		Suncor Energy, Inc.	1,159,832
		TOTAL	7,438,685
		Financials – 17.2%
24,500		American Express Co.	1,107,400
138,608	[1]	BR Malls Participacoes	1,443,258
25,400		Bank of New York Mellon Corp.	758,698
7,500		BlackRock, Inc.	1,507,575
112,681		Brasil Brokers Participacoes	586,647
49,700	[1]	CB Richard Ellis Services, Inc.	1,326,990
528,600	[1]	CETIP SA	8,741,739
1

Shares or Principal Amount			Value
367,200	[2]	Chimera Investment Corp.	1,454,112
37,600		DLF Ltd.	229,166
198,700	[1]	Fibra Uno Administracion SA	329,595
11,108	[2]	Greenhill & Co., Inc.	730,795
150,000		Housing Development Finance Corp. Ltd.	2,347,797
5,236	[1]	IFM Investments Ltd., ADR	18,588
74,100		Infrastructure Development Finance Co. Ltd.	256,887
49,900		Invesco Ltd.	1,275,444
46,100		J.P. Morgan Chase & Co.	2,125,210
43,500		LPS Brasil Cons De Imoveis	1,020,458
51,400		Morgan Stanley	1,404,248
27,478		Multiplan Empreendimentos Imobiliarios SA	568,023
573,256		PT Bank Central Asia	457,551
39,903		Power Finance Corp.	224,502
40,055		Rural Electrification Corp. Ltd.	227,243
17,800		State Street Corp.	799,932
60,400		Wells Fargo & Co.	1,914,680
24,070		Willis Group Holdings PLC	971,465
		TOTAL	31,828,003
		Health Care – 17.9%
148,900	[1]	Alkermes, Inc.	1,928,255
12,600		Allergan, Inc.	894,852
36,450	[1]	Allscripts Healthcare Solutions, Inc.	765,085
25,300	[1]	Amarin Corporation PLC., ADR	184,690
27,400	[1]	Amil Participacoes SA	322,057
43,873	[1]	Anadys Pharmaceuticals, Inc.	50,893
6,704	[1]	Athenahealth, Inc.	302,552
33,750		Aurobindo Pharma Ltd.	149,508
51,100	[1]	Biocon Ltd.	394,179
37,657	[1]	Conceptus, Inc.	544,144
31,122	[1]	Corcept Therapeutics, Inc.	132,268
49,676	[1]	Corcept Therapeutics, Inc.	211,123
122,600	[1]	Cubist Pharmaceuticals, Inc.	3,094,424
111,200	[1]	Dexcom, Inc.	1,725,824
47,102		Dishman Pharmaceuticals & Chemicals Ltd.	108,790
12,890	[1]	Durect Corp.	46,404
353,100	[1]	Dyax Corp.	568,491
81,148	[1]	Endologix, Inc.	550,183
56,713	[1]	ExamWorks Group, Inc.	1,260,730
44,175	[1]	Express Scripts, Inc., Class A	2,456,572
60,400		HCA, Inc.	2,045,748
18,418		Hikma Pharmaceuticals PLC	218,051
50,000	[1]	Hologic, Inc.	1,110,000
36,800	[1]	Illumina, Inc.	2,578,576
50,800	[1,2]	Insulet Corp.	1,047,496
20,600	[1,2]	KV Pharmaceutical Co., Class A	123,394
15,400	[1]	LifeWatch AG	134,132
38,600	[1]	Mylan Laboratories, Inc.	875,062
73,500	[1]	Nektar Therapeutics	696,045
2

Shares or Principal Amount			Value
127,431	[1]	Progenics Pharmaceuticals, Inc.	787,524
107,895	[1]	Protalix Biotherapeutics, Inc.	656,002
7,342	[1]	Regeneron Pharmaceuticals, Inc.	329,949
64,358	[1]	Repligen Corp.	241,342
83,500	[1,2]	Seattle Genetics, Inc.	1,300,095
8,018	[1]	Threshold Pharmaceuticals, Inc.	12,348
149,872	[1]	Vical, Inc.	443,621
147,400	[1]	Warner Chilcott PLC	3,431,472
17,250	[1]	Watson Pharmaceuticals, Inc.	966,172
6,500	[1]	Wellpoint, Inc.	453,635
5,488	[1]	WuXi PharmaTech Cayman, Inc., ADR	84,844
		TOTAL	33,226,532
		Industrials – 20.0%
11,000		3M Co.	1,028,500
9,649	[1]	Atlas Air Worldwide Holdings, Inc.	672,728
20,500		Bharat Heavy Electricals Ltd.	946,967
4,982		C.H. Robinson Worldwide, Inc.	369,316
24,800		CLARCOR, Inc.	1,114,264
17,180		CSX Corp.	1,350,348
8,600		Caterpillar, Inc.	957,610
40,500	[1,2]	China Ming Yang Wind Power Group Ltd., ADR	417,555
11,861	[1]	CoStar Group, Inc.	743,447
39,388		Crompton Greaves Ltd.	242,360
20,850		Cummins, Inc.	2,285,577
51,800		Danaher Corp.	2,688,420
19,820		Dover Corp.	1,302,967
49,938		Expeditors International Washington, Inc.	2,503,891
25,267		FedEx Corp.	2,363,728
14,900		IESI-BFC Ltd.	378,013
8,137	[1]	IHS, Inc., Class A	722,159
250,100	[1,2]	Jet Blue Airways Corp.	1,568,127
6,300		Joy Global, Inc.	622,503
14,900	[1]	Kansas City Southern Industries, Inc.	811,305
8,626		Landstar System, Inc.	394,036
15,500		Localiza Rent A Car SA	248,737
10,268		MSC Industrial Direct Co.	703,050
123,917		Max India Ltd.	442,928
44,200	[1]	Owens Corning, Inc.	1,590,758
14,250		Precision Castparts Corp.	2,097,315
41,936	[1]	Ryanair Holdings PLC, ADR	1,165,821
14,991	[1]	Teledyne Technologies, Inc.	775,185
59,722		Textron Inc.	1,635,785
9,700		Timken Co.	507,310
14,700		Union Pacific Corp.	1,445,451
15,800		United Technologies Corp.	1,337,470
49,200	[1]	Verisk Analytics, Inc.	1,611,792
		TOTAL	37,045,423
3

Shares or Principal Amount			Value
		Information Technology – 17.6%
7,400	[1]	Acme Packet, Inc.	525,104
37,200	[1]	Akamai Technologies, Inc.	1,413,600
132,300	[1]	Amadeus IT Holding SA	2,531,189
5,350	[1]	Apple, Inc.	1,864,207
10,700	[1]	Asiainfo Holdings, Inc.	231,655
49,490	[1]	Avago Technologies Ltd.	1,539,139
7,500	[1]	BMC Software, Inc.	373,050
19,400	[1,2]	Blackboard, Inc.	703,056
4,431	[1]	Booz Allen Hamilton Holding Corp.	79,802
53,000	[1]	Camelot Information Systems, Inc., ADR	879,270
18,800	[1]	Check Point Software Technologies Ltd.	959,740
14,900	[1]	Citrix Systems, Inc.	1,094,554
70,462	[1]	Comverse Technology, Inc.	529,170
6,108	[1]	Demand Media, Inc.	143,843
37,200	[1]	EMC Corp.	987,660
3,000	[1]	Google, Inc.	1,758,630
20,500	[1]	hiSoft Technology International Ltd., ADR	383,965
36,700	[1]	Intralinks Holdings, Inc.	981,358
5,600	[1]	Longtop Financial Technologies Ltd., ADR	175,952
19,353	[1]	Magnachip Semiconductor Corp.	266,104
37,900	[2]	Microchip Technology, Inc.	1,440,579
93,450	[1]	Microsemi Corp.	1,935,349
49,000	[1]	NCR Corp.	923,160
51,146	[1]	NIC, Inc.	637,279
100,770	[1,2]	NXP Semiconductors NV	3,023,100
16,600	[1]	NetApp, Inc.	799,788
144,800	[1]	ON Semiconductor Corp.	1,429,176
16,750		Qualcomm, Inc.	918,403
18,500	[1]	RADWARE Ltd.	655,640
21,753	[1]	RDA Microelectronics, Inc., ADR	311,503
14,824	[1,2]	Rubicon Technology, Inc.	410,328
300		Samsung Electronics Co.	254,889
74,750	[1]	TNS, Inc.	1,163,858
84,600	[1]	Telecity Group PLC	690,112
6,100	[1]	VanceInfo Technologies, Inc., ADR	191,601
8,800	[1]	VistaPrint Ltd.	456,720
		TOTAL	32,662,533
		Materials – 7.3%
4,900		BASF SE	423,809
12,250		Barrick Gold Corp.	635,898
14,995		Eastman Chemical Co.	1,489,304
12,250		Ecolab, Inc.	624,995
89,534	[1]	Greatview Aseptic Packaging Company Ltd.	57,552
749,115		Huabao International Holdings Ltd.	1,155,663
2,790,000		Lee & Man Paper Manufacturing Ltd.	1,911,757
1,148,187	[1]	Mongolian Mining Corp.	1,467,237
12,380		Newmont Mining Corp.	675,700
859,500		Nine Dragons Paper Holdings Ltd.	1,032,034
12,919		Praxair, Inc.	1,312,571
4

Shares or Principal Amount			Value
44,700	[1]	STR Holdings, Inc.	857,346
25,520		Sociedad Quimica Y Minera de Chile, ADR	1,410,235
471,500	[1]	Yingde Gases Group Co.	394,000
		TOTAL	13,448,101
		Telecommunication Services – 1.1%
38,307	[1]	Cbeyond Communications, Inc.	447,043
8,798		NTELOS Holdings Corp.	161,971
70,700	[1]	TW Telecom, Inc.	1,357,440
		TOTAL	1,966,454
		Utilities – 0.7%
2,772	[1,3]	BF Utilities Ltd.	48,913
18,600		ITC Holdings Corp.	1,300,140
		TOTAL	1,349,053
		TOTAL COMMON STOCKS (IDENTIFIED COST $125,321,598)	179,549,599
		WARRANTS – 0.1%
		Health Care – 0.1%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	6,917
1,900	[1]	Clinical Data, Inc., Warrants	0
17,387	[1]	Corcept Therapeutics, Inc., Warrants	56,313
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	1,080
71,998	[1]	Dynavax Technologies Corp., Warrants	134,816
12,443	[1]	Favrille, Inc., Warrants	0
288	[1]	IntelliPharmaCeutics International, Inc., Warrants	0
2,350	[1]	Pharmacopeia, Inc., Warrants	1
32,007	[1]	Threshold Pharmaceuticals, Inc., Warrants	27,939
		TOTAL WARRANTS (IDENTIFIED COST $17,390)	227,066
		Corporate Bonds – 0.2%
		Health Care – 0.2%
$330,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	399,181
		Information Technology – 0.0%
265,000	[4,5]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	17,225
		TOTAL CORPORATE BONDS (IDENTIFIED COST $660,679)	416,406
		Preferred Stock – 0.4%
		Energy – 0.4%
89,139	[1,4,5]	Credit Lyonnaise, PERCS, Series 144A (IDENTIFIED COST $565,221)	685,180
		Repurchase Agreements – 8.7%
$5,141,000		Interest in $5,778,000,000 joint repurchase agreement 0.17%, dated 3/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,778,027,285 on 4/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,895,158,546.	5,141,000
5

Shares or Principal Amount		Value
$10,889,000	Interest in $5,778,000,000 joint repurchase agreement 0.17%, dated 3/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,778,027,285 on 4/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,895,158,546 (purchased with proceeds from securities lending collateral).	10,889,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	16,030,000
	TOTAL INVESTMENTS — 106.3% (IDENTIFIED COST $142,594,888) [6]	196,908,251
	OTHER ASSETS AND LIABILITIES - NET — (6.3)% [7]	(11,619,168)
	TOTAL NET ASSETS — 100%	$185,289,083
1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$10,333,780	$10,889,000
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2011, these restricted securities amounted to $702,405, which represented 0.4% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2011, these liquid restricted securities amounted to $702,405, which represented 0.4% of total net assets.
6	At March 31, 2011, the cost of investments for federal tax purposes was $142,594,888. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $54,313,363. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $57,462,681 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,149,318.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

6

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$116,328,138	$ —	$ —	$116,328,138
International	63,221,461 [1]	—	—	63,221,461
Preferred Stock
Domestic	—	685,180	—	685,180
Debt Securities:
Corporate Bonds	—	416,406	—	416,406
Warrants	—	227,066	—	227,066
Repurchase Agreements	—	16,030,000	—	16,030,000
TOTAL SECURITIES	$179,549,599	$17,358,652	$ —	$196,908,251
1	Includes $51,946,327 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.

7

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in International Securities
Balance as of January 1, 2011	$6,550
Change in unrealized appreciation/depreciation	(6,550)
Net purchases (sales)	(6,027)
Realized gain (loss)	6,027
Balance as of March 31, 2011	$ —
The total change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2011.	$ —

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock

8

Federated Prime Money Fund II

Portfolio of Investments

March 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 0.6%
		Finance — Automotive – 0.2%
$483,324		Santander Drive Auto Receivables Trust 2010-3, Class A1, 0.357%, 12/15/2011	483,324
		Finance — Equipment – 0.4%
130,346	[1,2]	GE Equipment Midticket LLC (Series 2010-1), Class A1, 0.351%, 9/14/2011	130,346
383,884	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.490%, 3/20/2012	383,884
196,696	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A1, 0.345%, 10/18/2011	196,696
		TOTAL	710,926
		TOTAL ASSET-BACKED SECURITIES	1,194,250
		Certificates of Deposit – 37.3%
		Finance — Banking – 37.3%
10,400,000		BNP Paribas SA, 0.450% — 0.530%, 6/28/2011 — 9/14/2011	10,400,000
4,000,000	[3]	Bank of Montreal, 0.338%, 4/26/2011	4,000,000
3,000,000	[3]	Bank of Montreal, 0.398%, 4/27/2011	3,000,000
10,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.280% — 0.290%, 6/8/2011 — 6/10/2011	10,000,000
750,000		Barclays Bank PLC, 0.810%, 1/25/2012	750,000
4,000,000		Caisse des Depots et Consignations (CDC), 0.370% — 0.670%, 6/9/2011 — 1/10/2012	4,000,078
10,000,000		Credit Agricole Corporate and Investment Bank, 0.370% — 0.540%, 6/24/2011 — 9/12/2011	10,000,000
5,000,000		Credit Suisse, Zurich, 0.330%, 5/26/2011	5,000,000
3,000,000		KBC Bank N.V., 0.450%, 4/1/2011 — 4/11/2011	3,000,000
8,000,000		Mizuho Corporate Bank Ltd., 0.310%, 4/28/2011	8,000,000
3,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.346%, 4/12/2011	3,000,000
1,000,000	[3]	Natixis, 0.314%, 4/18/2011	1,000,000
5,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.334%, 4/18/2011	5,000,000
1,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	1,000,000
2,000,000		Societe Generale, Paris, 0.520% — 0.550%, 7/22/2011 — 9/16/2011	2,000,000
4,000,000		Sumitomo Mitsui Banking Corp., 0.290%, 4/11/2011	3,999,995
		TOTAL CERTIFICATES OF DEPOSIT	74,150,073
		Collateralized Loan Agreements – 14.5%
		Brokerage – 0.5%
1,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.770%, 4/1/2011	1,000,000
		Finance — Banking – 14.0%
5,000,000		Barclays Capital, Inc., 0.456%, 4/18/2011	5,000,000
3,750,000		Citigroup Global Markets, Inc., 0.527%, 4/1/2011	3,750,000
2,000,000		Credit Suisse First Boston LLC, 0.456%, 4/20/2011	2,000,000
1,000,000		Deutsche Bank Securities, Inc., 0.400%, 23/5/2011	1,000,000
4,000,000		Deutsche Bank Securities, Inc., 0.406%, 4/5/2011	4,000,000
4,000,000		J.P. Morgan Securities, Inc., 0.568%, 6/20/2011	4,000,000
4,000,000	[3]	RBS Securities, Inc., 0.520%, 4/1/2011	4,000,000
4,000,000		Wells Fargo Securities, LLC, 0.406%, 4/19/2011	4,000,000
		TOTAL	27,750,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	28,750,000
		Commercial Paper – 30.5% [4]
		Aerospace / Auto – 5.3%
1,000,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.350% — 0.380%, 4/4/2011 — 4/8/2011	999,943
600,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.380%, 5/5/2011 — 5/6/2011	599,780
9,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.371% — 0.371%, 4/19/2011 — 4/25/2011	8,998,212
		TOTAL	10,597,935
1

Principal Amount			Value
		Finance — Automotive – 1.5%
$3,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.451%, 7/5/2011	2,996,437
		Finance — Banking – 12.1%
3,000,000		Citigroup Funding, Inc., 0.260%, 5/12/2011	2,999,112
1,000,000	[1,2]	Danske Corp., Inc., 0.260%, 4/20/2011	999,863
3,000,000	[1,2]	Grampian Funding LLC, 0.260%, 4/11/2011	2,999,783
9,000,000		ING (U.S.) Funding LLC, 0.320%, 5/6/2011 — 6/15/2011	8,995,245
8,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.401%, 4/14/2011	7,998,844
		TOTAL	23,992,847
		Finance — Commercial – 8.0%
2,000,000	[1,2]	Fairway Finance Co. LLC, 0.210%, 4/18/2011	1,999,801
4,000,000	[1,2,3]	Fairway Finance Co. LLC, 0.294%, 4/18/2011	4,000,000
10,000,000	[1,2]	Versailles Commercial Paper LLC, 0.280% — 0.300%, 4/1/2011 — 4/18/2011	9,999,339
		TOTAL	15,999,140
		Finance — Retail – 2.5%
5,000,000	[1,2]	Alpine Securitization Corp., 0.230%, 4/11/2011	4,999,681
		Machinery / Equipment / Auto – 0.3%
500,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.370%, 5/3/2011	499,836
		Retail – 0.5%
960,000		Safeway Inc., 0.320%, 4/7/2011	959,949
		Telecommunications – 0.3%
646,000	[1,2]	Verizon Communications, Inc., 0.400%, 4/12/2011	645,921
		TOTAL COMMERCIAL PAPER	60,691,746
		Corporate Bonds – 1.8%
		Finance — Commercial – 1.8%
500,000		General Electric Capital Corp., 5.000%, 11/15/2011	513,558
3,000,000		General Electric Capital Corp., 5.500%, 4/28/2011	3,010,586
		TOTAL CORPORATE BONDS	3,524,144
		Notes — Variable – 11.7% [3]
		Chemicals – 1.0%
2,000,000		Louisiana Public Facilities Authority, (Series 2008C), 0.300%, 4/1/2011	2,000,000
		Finance — Banking – 10.2%
5,000,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.250%, 4/7/2011	5,000,000
3,500,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.260%, 4/7/2011	3,500,000
5,900,000		JPMorgan Chase Bank, N.A., 0.288%, 4/28/2011	5,900,000
1,050,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-4), (SunTrust Bank LOC), 0.410%, 4/1/2011	1,050,000
255,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003 — B), (Fulton Bank LOC), 2.100%, 4/7/2011	255,000
1,490,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.670%, 4/1/2011	1,490,000
1,000,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.270%, 4/6/2011	1,000,000
1,000,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.280%, 4/6/2011	1,000,000
1,000,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.410%, 4/1/2011	1,000,000
		TOTAL	20,195,000
		Government Agency – 0.5%
970,000		Goldleaf Mortgage LLC, (Series 2007-A), (FHLB of Chicago LOC), 0.290%, 4/7/2011	970,000
		TOTAL NOTES — VARIABLE	23,165,000
		U.S. Treasury Note – 1.0%
		U.S. Treasury Note – 1.0%
2,000,000		United States Treasury, 0.750%, 11/30/2011	2,005,926
2

Principal Amount		Value
	Repurchase Agreements – 2.5%
$1,040,000	Interest in $5,778,000,000 joint repurchase agreement 0.17%, dated 3/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,778,027,285 on 4/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,895,158,546.	1,040,000
4,000,000	Interest in $1,265,000,000 joint repurchase agreement 0.10%, dated 3/31/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,265,003,514 on 4/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2015 and the market value of those underlying securities was $1,290,304,059.	4,000,000
	TOTAL REPURCHASE AGREEMENTS	5,040,000
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST) [6]	198,521,139
	OTHER ASSETS AND LIABILITIES - NET — 0.1% [7]	232,762
	TOTAL NET ASSETS — 100%	$198,753,901
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2011, these restricted securities amounted to $28,454,873 which represented 14.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2011, these liquid restricted securities amounted to $28,454,873, which represented 14.3% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
IDA	— Industrial Development Authority
LOC	— Letter of Credit

3

Federated Quality Bond Fund II

Portfolio of Investments

March 31, 2011 (unaudited)

Principal Amount			Value
		Corporate Bonds – 96.9%
		Basic Industry - Chemicals – 2.6%
$1,970,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	2,088,856
320,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	364,119
300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	315,194
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	410,241
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	834,307
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,373,464
1,030,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,080,835
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	436,095
		TOTAL	6,903,111
		Basic Industry - Metals & Mining – 4.4%
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	99,851
300,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	301,203
760,000		ArcelorMittal, 6.125%, 6/1/2018	805,453
1,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	1,272,246
80,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	78,592
940,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	1,124,690
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,037,850
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	672,199
1,810,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,837,648
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	500,925
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,526,767
1,000,000		Xstrata Canada Corp., 6.00%, 10/15/2015	1,097,258
1,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,223,765
		TOTAL	11,578,447
		Basic Industry - Paper – 1.4%
640,000		International Paper Co., Bond, 7.30%, 11/15/2039	716,013
450,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	527,508
460,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	443,167
350,000		Westvaco Corp., 7.65%, 3/15/2027	371,830
1,500,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,577,529
		TOTAL	3,636,047
		Capital Goods - Aerospace & Defense – 0.7%
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	541,250
690,000		Goodrich Corp., 4.875%, 3/1/2020	718,204
310,000		L-3 Communications Corp., Sr. Unsecd. Note, 4.95%, 2/15/2021	312,026
430,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	398,586
		TOTAL	1,970,066
		Capital Goods - Building Materials – 0.5%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	644,025
720,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	742,166
		TOTAL	1,386,191
		Capital Goods - Diversified Manufacturing – 3.9%
360,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	375,338
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,141,659
1,350,000		Hubbell, Inc., 5.95%, 6/1/2018	1,516,733
500,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	579,384
1

Principal Amount			Value
$1,240,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,371,410
1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,652,150
400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	421,922
1,930,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,121,095
1,000,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	1,062,456
		TOTAL	10,242,147
		Capital Goods - Environmental – 0.3%
770,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	827,748
		Capital Goods - Packaging – 0.2%
650,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	641,873
		Communications - Media & Cable – 1.0%
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,095,039
1,450,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,586,456
		TOTAL	2,681,495
		Communications - Media Noncable – 0.7%
250,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	260,417
530,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	537,835
1,100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	1,109,994
		TOTAL	1,908,246
		Communications - Telecom Wireless – 3.7%
1,800,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	2,502,213
1,590,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,751,290
1,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	981,917
2,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	2,434,324
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	745,267
1,295,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,433,171
		TOTAL	9,848,182
		Communications - Telecom Wirelines – 3.0%
1,000,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	1,050,631
1,000,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	1,081,816
1,000,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,080,897
1,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,165,710
240,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	243,501
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	270,767
1,600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	1,796,782
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,140,603
		TOTAL	7,830,707
		Consumer Cyclical - Automotive – 1.5%
420,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	420,253
990,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,066,784
505,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	530,452
1,860,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	1,940,654
		TOTAL	3,958,143
		Consumer Cyclical - Entertainment – 1.6%
1,000,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,029,053
1,890,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	1,949,618
450,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.95%, 4/1/2041	439,685
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	495,523
205,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	201,936
		TOTAL	4,115,815
2

Principal Amount			Value
		Consumer Cyclical - Lodging – 0.7%
$950,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	936,994
930,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	985,392
		TOTAL	1,922,386
		Consumer Cyclical - Retailers – 1.5%
1,521,063	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,536,042
935,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,029,625
480,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	480,058
530,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	536,625
370,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	366,109
		TOTAL	3,948,459
		Consumer Cyclical - Services – 0.3%
250,000		Boston University, 7.625%, 7/15/2097	270,672
330,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	300,792
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	354,812
		TOTAL	926,276
		Consumer Non-Cyclical - Food/Beverage – 1.9%
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	924,904
161,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	185,146
1,140,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,280,828
2,000,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	2,081,289
450,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	463,423
		TOTAL	4,935,590
		Consumer Non-Cyclical - Health Care – 1.3%
750,000		Boston Scientific Corp., 7.375%, 1/15/2040	837,480
910,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	935,451
370,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	372,497
1,074,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,169,699
		TOTAL	3,315,127
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
900,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	880,875
910,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	897,717
		TOTAL	1,778,592
		Consumer Non-Cyclical - Products – 0.9%
330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	337,568
510,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	512,182
610,000		Whirlpool Corp., 5.50%, 3/1/2013	648,258
870,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	927,037
		TOTAL	2,425,045
		Consumer Non-Cyclical - Supermarkets – 0.3%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	690,006
		Energy - Independent – 2.4%
400,000		Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	373,026
2,870,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	3,048,749
1,520,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	1,624,403
190,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	176,773
560,382	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	594,005
405,000		XTO Energy, Inc., 6.75%, 8/1/2037	502,860
		TOTAL	6,319,816
		Energy - Integrated – 2.4%
700,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	698,772
3

Principal Amount			Value
$480,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	483,039
1,420,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	1,427,909
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,445,592
1,000,000		Petro-Canada, Note, 5.00%, 11/15/2014	1,080,624
870,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	899,932
272,440	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	273,905
		TOTAL	6,309,773
		Energy - Oil Field Services – 1.1%
280,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	277,552
400,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	503,544
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	459,462
1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,608,059
		TOTAL	2,848,617
		Energy - Refining – 0.8%
295,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	298,156
240,000		Valero Energy Corp., 9.375%, 3/15/2019	305,687
1,460,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,545,189
		TOTAL	2,149,032
		Financial Institution - Banking – 16.2%
500,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	501,569
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,637,202
1,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	1,039,076
2,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	2,145,109
1,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	1,503,216
3,000,000	[1,2]	Barclays Bank PLC, 5.926%, 9/15/2049	2,798,708
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	2,503,963
725,000		Capital One Capital V, 10.25%, 8/15/2039	791,156
1,340,000		Capital One Capital VI, 8.875%, 5/15/2040	1,422,075
1,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	1,030,018
500,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	543,755
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,507,145
480,000		City National Corp., Note, 5.25%, 9/15/2020	477,615
1,210,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.25%, 1/11/2016	1,213,574
610,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	609,849
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	2,896,642
250,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	276,100
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,398,889
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,079,554
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	499,372
900,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	902,725
825,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	882,087
2,010,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	2,214,572
800,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	838,436
450,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	473,771
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	442,997
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,346,265
550,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	546,701
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	2,660,010
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,456,356
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,211,640
4

Principal Amount			Value
$1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,198,691
		TOTAL	43,048,838
		Financial Institution - Brokerage – 7.6%
4,480,000		BlackRock, Inc., 6.25%, 9/15/2017	5,119,361
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	517,384
900,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	923,282
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	943,813
850,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	882,080
3,000,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	3,328,603
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	360,381
750,000		Invesco Ltd., Sr. Unsecd. Note, 5.625%, 4/17/2012	782,809
800,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	862,069
635,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	677,381
1,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	1,223,510
2,290,000	[3,4]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2011	598,263
740,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	720,336
690,000		Nuveen Investments, 5.50%, 9/15/2015	608,925
1,210,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	1,447,265
1,225,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,276,815
		TOTAL	20,272,277
		Financial Institution - Finance Noncaptive – 6.9%
850,000		American Express Co., Note, 2.75%, 9/15/2015	834,541
1,130,000		American Express Credit Corp., 5.875%, 5/2/2013	1,220,860
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	1,080,329
1,200,000		Discover Bank, Sub., 8.70%, 11/18/2019	1,438,128
2,680,000		General Electric Capital Corp., 5.625%, 5/1/2018	2,908,234
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,482,931
1,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 1/10/2039	1,118,790
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	4,257,000
1,100,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, 5.97%, 12/21/2065	920,931
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,078,700
450,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	496,736
1,400,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,411,953
		TOTAL	18,249,133
		Financial Institution - Insurance - Health – 0.2%
505,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	563,962
		Financial Institution - Insurance - Life – 2.7%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	997,434
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	610,868
390,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	472,072
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	534,565
350,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	398,329
500,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	574,165
1,300,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	1,377,792
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	373,128
850,000		Prudential Financial, Inc., 6.625%, 12/1/2037	924,973
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	532,353
250,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	248,522
		TOTAL	7,044,201
5

Principal Amount			Value
		Financial Institution - Insurance - P&C – 3.6%
$1,300,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	1,424,690
1,380,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,506,062
330,000		CNA Financial Corp., 6.50%, 8/15/2016	360,026
660,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	675,981
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	702,358
100,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	111,190
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,229,167
2,200,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	2,309,164
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	202,098
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, 6.45%, 12/15/2065	1,076,250
		TOTAL	9,596,986
		Financial Institution - REITs – 3.2%
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,304,629
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	915,505
200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	214,501
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,015,721
850,000		Liberty Property LP, 6.625%, 10/1/2017	962,291
630,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	632,104
250,000		Prologis, Sr. Note, 5.50%, 4/1/2012	255,504
450,000		Prologis, Sr. Note, 6.875%, 3/15/2020	492,569
1,260,000		Prologis, Sr. Note, 7.625%, 8/15/2014	1,441,422
470,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	460,129
700,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	756,743
		TOTAL	8,451,118
		Municipal Services – 0.9%
895,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	771,741
1,850,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,646,296
		TOTAL	2,418,037
		Sovereign – 0.4%
1,120,000		Corp Andina De Fomento, Sr. Unsecrd. Note, 3.75%, 1/15/2016	1,112,231
		Technology – 3.3%
1,120,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,144,998
700,000		BMC Software, Inc., 7.25%, 6/1/2018	796,877
1,270,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	1,263,338
670,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	746,531
1,400,000		Harris Corp., 5.95%, 12/1/2017	1,548,843
765,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	850,555
180,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	178,368
1,230,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,357,844
515,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	532,057
285,000	[1,2]	SAIC, Inc., Company Guarantee, Series 144A, 5.95%, 12/1/2040	294,676
		TOTAL	8,714,087
		Transportation - Airlines – 0.5%
4,000		Southwest Airlines Co., 6.50%, 3/1/2012	4,191
1,310,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	1,357,009
		TOTAL	1,361,200
		Transportation - Railroads – 0.2%
465,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	472,232
143,239		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	167,948
		TOTAL	640,180
6

Principal Amount			Value
		Transportation - Services – 1.0%
$1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,893,685
370,000		Ryder System, Inc., Sr. Unsecd. Note, 3.15%, 3/2/2015	372,615
530,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	492,333
		TOTAL	2,758,633
		Utility - Electric – 6.8%
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	872,022
1,130,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,249,782
910,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	1,021,168
610,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	628,481
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	458,836
620,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	734,283
570,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	597,888
800,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	829,538
1,629,329	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	1,776,370
420,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	468,813
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,743,312
635,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	693,101
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,090,550
1,390,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,562,158
500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	505,493
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	238,416
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	760,990
1,570,000		Union Electric Co., 6.00%, 4/1/2018	1,713,952
		TOTAL	17,945,153
		Utility - Natural Gas Distributor – 0.1%
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	293,068
		Utility - Natural Gas Pipelines – 3.5%
990,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	1,083,470
15,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	16,215
1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	2,059,911
1,670,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	2,000,834
2,750,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,638,825
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,158,663
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	361,969
		TOTAL	9,319,887
		TOTAL CORPORATE BONDS (IDENTIFIED COST $246,662,814)	257,822,040
		Government/Agency – 0.6%
		Sovereign – 0.6%
900,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	936,112
500,000		Sweden, Government of, 10.25%, 11/1/2015	503,289
		TOTAL GOVERNMENT/AGENCY (IDENTIFIED COST $1,398,050)	1,439,401
		Mortgage-Backed Securities – 0.0%
		Federal Home Loan Mortgage Corporation – 0.0%
3,437		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	3,916
3,245		Federal Home Loan Mortgage Corp., Pool E80411, 6.50%, 4/1/2015	3,477
		TOTAL	7,393
		Government National Mortgage Association – 0.0%
2,148		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,456
7

Principal Amount			Value
$6,550		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,527
		TOTAL	9,983
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $15,353)	17,376
		U.S. Treasury – 0.4% [5]
		U.S. Treasury Bill – 0.4%
1,200,000	[6]	United States Treasury Bill, 0.045%, 4/28/2011 (IDENTIFIED COST $1,199,861)	1,199,959
		Repurchase Agreement – 0.9%
2,424,000		Interest in $5,778,000,000 joint repurchase agreement 0.17%, dated 3/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,778,027,285 on 4/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,895,158,546. (AT COST)	2,424,000
		TOTAL INVESTMENTS — 98.8% (IDENTIFIED COST $251,700,078) [7]	261,966,664
		OTHER ASSETS AND LIABILITIES - NET — 1.2% [8]	3,062,530
		TOTAL NET ASSETS — 100%	$265,029,194

At March 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3] U.S. Treasury Notes 2-Year Short Futures	100	$21,812,500	June 2011	$(33,030)
[3] U.S. Treasury Notes 5-Year Short Futures	225	$26,277,539	June 2011	$(181,543)
[3] U.S. Treasury Notes 10-Year Short Futures	105	$12,498,281	June 2011	$(21,556)
[3] U.S. Treasury Bonds 30-Year Short Futures	320	$38,460,000	June 2011	$(813,194)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,049,323)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net”.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2011, these restricted securities amounted to $50,149,112, which represented 18.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2011, these liquid restricted securities amounted to $48,871,537, which represented 18.4% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at March 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,029,053
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	5/14/1999 – 9/29/1999	$248,411	$248,522
3	Non-income producing security.
4	Issuer in default.
5	Discount rate at time of purchase.
6	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	At March 31, 2011, the cost of investments for federal tax purposes was $251,700,078. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $10,266,586. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,851,947 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,585,361.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

8

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

9

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$257,822,040	$ —	$257,822,040
Government/Agency	—	503,289	—	503,289
Mortgage-Backed Securities	—	17,376	—	17,376
U.S. Treasury	—	1,199,959	—	1,199,959
Repurchase Agreement	—	2,424,000	—	2,424,000
TOTAL SECURITIES	$ —	$261,966,664	$ —	$261,966,664
OTHER FINANCIAL INSTRUMENTS*	$(1,049,323)	$ —	$ —	$(1,049,323)
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

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Federated Fund for U.S. Government Securities II

Portfolio of Investments

March 31, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury OBLIGATIONS – 12.9%
$1,250,000		United States Treasury Bonds, 4.375%, 5/15/2040	1,221,484
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	510,166
3,050,000		United States Treasury Bonds, 7.625%, 2/15/2025	4,255,703
3,000,000		United States Treasury Notes, 1.875%, 6/15/2012	3,052,383
4,000,000		United States Treasury Notes, 2.625%, 6/30/2014	4,153,594
4,500,000		United States Treasury Notes, 2.750%, 2/15/2019	4,392,446
7,500,000		United States Treasury Notes, 3.250%, 12/31/2016	7,784,450
7,000,000		United States Treasury Notes, 3.500%, 5/15/2020	7,084,386
5,091,150		U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/2020	5,332,184
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $36,783,274)	37,786,796
		GOVERNMENT AGENCIES – 10.2%
2,000,000		Federal Farm Credit System, 5.375%, 7/18/2011	2,031,151
1,000,000		Federal Farm Credit System, 5.750%, 12/7/2028	1,131,136
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,401,720
5,000,000		Federal Home Loan Mortgage Corp., 2.000%, 4/27/2012	5,007,033
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,548,307
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	90,974
5,000,000		Federal National Mortgage Association, 3.000%, 9/29/2014	5,056,707
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	1,949,596
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	11,742,133
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $28,534,661)	29,958,757
		Mortgage-Backed Securities – 54.1%
		Federal Home Loan Mortgage Corporation – 27.9%
7,750,000	[1]	Federal Home Loan Mortgage Corp., 4.000%, 4/1/2026	7,954,009
24,674,443	[1]	Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 4/1/2041	25,226,358
16,916,813		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 6/1/2040	17,784,639
20,763,170		Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 3/1/2040	22,181,059
5,881,673		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 7/1/2037	6,396,608
766,678		Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 5/1/2031	858,848
1,206,026		Federal Home Loan Mortgage Corp., 7.000%, 12/1/2029 - 4/1/2032	1,372,144
119,748		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	135,971
17,899		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	20,551
8,628		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	9,881
		TOTAL	81,940,068
		Federal National Mortgage Association – 15.9%
5,830,065		Federal National Mortgage Association, 3.500%, 1/1/2021	5,986,758
1,357,556		Federal National Mortgage Association, 4.500%, 12/1/2019	1,429,728
10,205,087		Federal National Mortgage Association, 5.000%, 1/1/2030 - 11/1/2035	10,720,168
14,035,477		Federal National Mortgage Association, 5.500%, 11/1/2021 - 4/1/2036	15,061,260
10,951,281		Federal National Mortgage Association, 6.000%, 5/1/2014 - 3/1/2038	11,896,675
584,253		Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035	654,479
576,455		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	652,516
54,693		Federal National Mortgage Association, 7.500%, 5/1/2015 - 8/1/2031	61,624
29,694		Federal National Mortgage Association, 8.000%, 7/1/2030	33,905
		TOTAL	46,497,113
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Principal Amount			Value
		Government National Mortgage Association – 10.3%
$14,309,125		Government National Mortgage Association, 4.500%, 6/20/2039 - 8/20/2040	14,751,797
2,117,112		Government National Mortgage Association, 5.000%, 7/15/2034	2,256,637
1,841,098		Government National Mortgage Association, 5.500%, 5/20/2035	1,996,733
8,780,673		Government National Mortgage Association, 6.000%, 4/15/2032 - 7/20/2038	9,641,970
1,234,328		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	1,391,456
54,635		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	62,546
3,290		Government National Mortgage Association, 8.000%, 4/15/2030	3,785
19,416		Government National Mortgage Association, 9.500%, 11/15/2016	21,747
		TOTAL	30,126,671
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $149,053,927)	158,563,852
		Collateralized Mortgage Obligations – 11.9%
2,012,049		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	2,057,461
2,364,522		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,196,660
1,098,109		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	962,096
641,272		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	667,906
4,699,513	[2]	Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.610%, 4/15/2036	4,679,453
1,480,092	[2]	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.565%, 6/15/2036	1,473,487
687,895	[2]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.655%, 8/15/2036	686,251
3,739,480		Federal Home Loan Mortgage Corp. REMIC K010 A1, 3.320%, 7/25/2020	3,755,780
1,019,759	[2]	Federal National Mortgage Association REMIC 2006-43 FL, 0.650%, 6/25/2036	1,018,521
2,210,409	[2]	Federal National Mortgage Association REMIC 2006-58 FP, 0.550%, 7/25/2036	2,202,324
2,968,378	[2]	Federal National Mortgage Association REMIC 2006-81 FB, 0.600%, 9/25/2036	2,962,020
3,355,210	[2]	Federal National Mortgage Association REMIC 2006-85 PF, 0.630%, 9/25/2036	3,340,521
932,570	[2]	Federal National Mortgage Association REMIC 2006-93 FM, 0.630%, 10/25/2036	929,197
870,722		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	842,683
1,707,535	[2]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.454%, 5/19/2047	1,007,952
922,521		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	930,816
1,965,581		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,956,264
2,519,203		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,314,107
1,369,091	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.382%, 1/25/2046	953,100
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $36,530,437)	34,936,599
		Commercial Mortgage-Backed Securities – 11.1%
2,971,760		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	3,003,651
3,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	3,047,433
3,560,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	3,807,238
2,799,339	[3,4]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,782,616
2,484,299		GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,510,135
2,459,648	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,515,092
2,441,217	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,394,538
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	1,287,450
2,250,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	2,377,929
1,755,000		Morgan Stanley Capital I 2007-IQ14, Class AAB, 5.654%, 4/15/2049	1,838,240
5,098,364		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	4,971,104
1,927,012	[3,4]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 10/17/2057	1,898,439
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $32,416,337)	32,433,865
		FDIC-Guaranteed debt – 1.7%
5,000,000		General Electric Capital Corp., 3.000%, 12/9/2011 (IDENTIFIED COST $5,046,675)	5,093,771
2

Principal Amount			Value
		Repurchase Agreements – 4.6%
$12,810,000	[2]	Interest in $5,778,000,000 joint repurchase agreement 0.17%, dated 3/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,778,027,285 on 4/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,895,158,546.	12,810,000
783,000	[5]	Interest in $200,903,000 joint repurchase agreement 0.16%, dated 3/16/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $200,932,466 on 4/18/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2041 and the market value of those underlying securities was $205,545,847.	783,000
		TOTAL REPURCHASE AGREEMENTS (AT COST )	13,593,000
		TOTAL INVESTMENTS — 106.5% (IDENTIFIED COST $301,958,311) [6]	312,366,640
		OTHER ASSETS AND LIABILITIES - NET — (6.5)% [7]	(18,986,829)
		TOTAL NET ASSETS — 100%	$293,379,811
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2011, these restricted securities amounted to $9,590,685, which represented 3.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2011, these liquid restricted securities amounted to $9,590,685, which represented 3.3% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	At March 31, 2011, the cost of investments for federal tax purposes was $301,958,311. The net unrealized appreciation of investments for federal tax purposes was $10,408,329. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,092,154 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,683,825.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked

3

for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

4

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Insurance Series

By                      /S/ Richard A. Novak_
Richard A. Novak
Principal Financial Officer

Date                      May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ John B. Fisher
John B. Fisher
Principal Executive Officer

Date                      May 23, 2011

By                      /S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date                      May 23, 2011